Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

November 30, 2021

Dates Covered
Collections Period	11/01/21 - 11/30/21
Interest Accrual Period	11/15/21 - 12/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/21	138,105,185.95	15,872
Yield Supplement Overcollateralization Amount 10/31/21	3,065,885.90	0
Receivables Balance 10/31/21	141,171,071.85	15,872
Principal Payments	9,386,152.31	375
Defaulted Receivables	29,728.95	4
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/21	2,747,236.73	0
Pool Balance at 11/30/21	129,007,953.86	15,493

Pool Statistics	$ Amount	# of Accounts
Pool Factor	12.20%
Prepayment ABS Speed	1.09%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	1,658,432.44	125
Past Due 61-90 days	454,081.54	37
Past Due 91-120 days	52,077.28	5
Past Due 121+ days	0.00	0
Total	2,164,591.26	167

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.64%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	70,848.62
Aggregate Net Losses/(Gains) - November 2021	(41,119.67)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.35%
Prior Net Losses/(Gains) Ratio	-0.88%
Second Prior Net Losses/(Gains) Ratio	-0.02%
Third Prior Net Losses/(Gains) Ratio	-0.18%
Four Month Average	-0.36%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.90%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average Contract Rate	3.14%
Weighted Average Contract Rate, Yield Adjusted	5.47%
Weighted Average Remaining Term	21.95

Flow of Funds	$ Amount
Collections	9,836,626.86
Investment Earnings on Cash Accounts	68.82
Servicing Fee	(117,642.56)
Transfer to Collection Account	0.00
Available Funds	9,719,053.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	218,698.17
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	0.00

(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	9,097,232.09
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	329,476.03

Total Distributions of Available Funds	9,719,053.12

Servicing Fee	117,642.56
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 11/15/21	127,909,919.54
Principal Paid	9,097,232.09
Note Balance @ 12/15/21	118,812,687.45

Class A-1
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-2
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-3
Note Balance @ 11/15/21	14,229,919.54
Principal Paid	9,097,232.09
Note Balance @ 12/15/21	5,132,687.45
Note Factor @ 12/15/21	1.5096140%

Class A-4
Note Balance @ 11/15/21	83,100,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	83,100,000.00
Note Factor @ 12/15/21	100.0000000%

Class B
Note Balance @ 11/15/21	30,580,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	30,580,000.00
Note Factor @ 12/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	292,345.00
Total Principal Paid	9,097,232.09
Total Paid	9,389,577.09

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	29,645.67
Principal Paid	9,097,232.09
Total Paid to A-3 Holders	9,126,877.76

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2918547
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.0819744
Total Distribution Amount	9.3738291

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0871931
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	26.7565650
Total A-3 Distribution Amount	26.8437581

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/21	2,548,816.60
Investment Earnings	54.67
Investment Earnings Paid	(54.67)
Deposit/(Withdrawal)	-
Balance as of 12/15/21	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$468,301.93	$505,712.88	$422,307.51
Number of Extensions	39	38	34
Ratio of extensions to Beginning of Period Receivables Balance	0.33%	0.34%	0.26%